John L. Reizian
Assistant Vice President and Associate General Counsel
Lincoln Life & Annuity Company of New York
350 Church Street
Hartford, Connecticut 06103-1106
Telephone: (860) 466-1539
Facsimile:  (860) 466-2550
John.Reizian@lfg.com

VIA EDGAR

August 4, 2010

U. S. Securities and Exchange Commission
100 F Street, N. E.
Washington, DC  20549-0506

Re:         Lincoln Life & Annuity Flexible Premium Variable Life Account M
(the “Separate Account”)
Lincoln Life & Annuity Company of New York (“LLANY”)
File No.: 333-148917; 811-08559; CIK: 0001051629
Post-Effective Amendment No. 6, Form N-6, Rule 485(b)

Dear Sir or Madam:

Today we are electronically filing, via EDGAR, Post-Effective Amendment No. 6 to the Registration Statement on Form N-6 for the variable life insurance products within this Registration Statement. The marketing name for the product is “Lincoln VUL ONE2007”.  In my opinion, this Amendment does not contain disclosures that would render it ineligible to become effective under Paragraph (b) of Rule 485.

I am representing LLANY in these matters.  Please contact me at (860) 466-1539, with any questions or comments about this filing. Sincerely,

/s/ John L. Reizian

John L. Reizian
Assistant Vice President and Associate General Counsel